ROYCE CAPITAL FUND
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ROYCE MICRO-CAP PORTFOLIO
ROYCE PREMIER PORTFOLIO
ROYCE TOTAL RETURN PORTFOLIO
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PROSPECTUS --      April 15, 1998
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                       Royce   Micro-Cap  Portfolio,   Royce   Premier
                       Portfolio and Royce Total Return Portfolio (the "Funds") are series of Royce Capital Fund
                       (the   "Trust").   Shares  of  the  Funds   are
                       offered    to    life    insurance    companies
                       ("Insurance   Companies")  for  allocation   to
                       certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life
                       insurance   contracts  ("Variable  Contracts"),
                       and  may  also be offered directly  to  certain
                       pension   plans   and  retirement   plans   and
                       accounts  permitting accumulation of assets  on
                       a   tax-deferred  basis  ("Retirement  Plans").
                       Certain   Funds   may  not  be   available   in
                       connection    with   a   particular    Variable
                       Contract,  and  certain Variable Contracts  may
                       limit  allocations among the  Funds.   See  the
                       accompanying   Variable   Contract   disclosure
                       documents for any restrictions on purchases or allocations.
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ABOUT THIS
PROSPECTUS

This Prospectus sets forth concisely
the information that you should know
about a Fund before you invest.   It
should   be   retained  for   future
reference.     A    "Statement    of
Additional  Information"  containing
further information about the  Funds
and  the  Trust has been filed  with
the    Securities    and    Exchange
Commission.    The   Statement    of
Additional  Information   is   dated
April   15,   1998  and   has   been
incorporated by reference into  this
Prospectus.  A copy may be  obtained
without  charge  by writing  to  the
Trust,     by    calling    Investor
Information  at 1 (800) 221-4268  or
by writing or calling your Insurance
Company.

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  TABLE OF CONTENTS
                                Page                                 Page
  Fund Expenses                    2   Investment Limitations           7
  Financial Highlights             3   Management of the Trust          9
  Investment Performance           4   General Information             10
  Investment Objectives            5   Dividends, Distributions and
  Investment Policies              5     Taxes                         11
  Investment Risks                 6   Net Asset Value Per Share       12
                                       Shareholder Guide               12
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 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
   THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS.  ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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 FUND EXPENSES         Transaction  expenses are  charges  paid  when
                       shares of the Funds are purchased or sold.

                       Shareholder Transaction Expenses
                       --------------------------------
                       Sales Load Imposed on Purchases or
                            Reinvested Dividends                   None
                       Deferred Sales Load on Redemptions          None

                       Each Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Funds. Expenses are factored into a Fund's net asset value daily. The following expenses for Royce Micro-Cap Portfolio and Royce Premier Portfolio are based on amounts incurred in 1997, and are estimated for Royce Total Return Portfolio's first year of operation.

                       					Annual Fund Operating Expenses
                       					------------------------------
                                            		Royce       Royce      Royce
                                           	       Premier  Total Return  Micro-Cap
                                          	      Portfolio   Portfolio   Portfolio
						      ---------   ---------   ---------
                       Management Fees
                           (after waivers)   		.00%       .00%        .00%
                       12b-1 Fees            		 None       None        None
                       Other Expenses
                       (after reimbursement)             1.35%      1.35%  	1.35%
							 -----      -----       -----
                       Total Operating Expenses (after
                        waivers and reimbursement)       1.35%      1.35%  	1.35%
							 -----      -----       -----

                       The  purpose of the above table is  to  assist
                       you in understanding the various costs and expenses that you would bear directly or
                       indirectly  as  an  investor  in  the   Funds.
                       Management fees would have been 1.25% and 1.00% and total operating expenses would have been 7.32% and 8.87% for Royce Micro-Cap Portfolio and Royce Premier Portfolio, respectively, for 1997 without the waiver of management fees and reimbursement of Fund expenses by Royce. Management fees for Royce Total Return Portfolio would be 1.00% and total operating expenses would be 2.99% without the waiver of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1998 to the extent necessary to maintain total operating expenses of each Fund at or below 1.35%.

                       The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                                                     1 Year   3 Years  5 Years  10 Years
						     -----------------------------------
                       Royce Micro-Cap Portfolio       $14      $43      $74      $162
                       Royce Premier Portfolio         $14      $43      $74      $162
                       Royce Total Return Portfolio    $14      $43      $74      $162


                       THESE   EXAMPLES  SHOULD  NOT  BE   CONSIDERED
                       REPRESENTATIONS OF PAST OR FUTURE

                       EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

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FINANCIAL
HIGHLIGHTS
The      following      financial
highlights   are  part   of   the
financial  statements  and   have
been audited by Coopers & Lybrand
L.L.P.,  independent accountants.
The  Funds'  financial statements
and    attached   schedules    of
investments are included  in  the
Funds'    Annual    Report     to
Shareholders for the  year  ended
December   31,   1997   and   are
incorporated  by  reference  into
the   Statement   of   Additional
Information  and this Prospectus.
Further  information  about   the
Funds'  performance is  contained
elsewhere in this Prospectus  and
in  the Funds' Annual Reports  to
Shareholders,   which   may    be
obtained   without   charge    by
calling Investor Information.


		                 Royce Micro-Cap Portfolio             Royce Premier Portfolio
			         -------------------------             ------------------------
                              Period ended       Period ended       Period ended 	Period ended
			      ------------       ------------       ------------        ------------
                            December 31, 1997    December 31,     December 31, 1997	December 31,
		            -----------------    ------------     -----------------     ------------
		        	        	   1996(b)       			   1996(b)
				                   -------				   -------
Net Asset Value,
 Beginning of Period             $5.01             $5.00      		$5.05               $5.00
				 -----		   -----		-----		    -----
Income from Investment Operations
---------------------------------
Net investment income (loss)     (0.02)		    0.00		(0.01)	             0.00
New realized and unrealized
 gain (loss) on investments       1.08		    0.01                 0.87                0.05
				 -----		   -----		-----		    -----
Total from Investment Operations  1.06		    0.01                 0.86                0.05
				 -----		   -----		-----		    -----
Less Distributions
------------------
Dividends paid from net
 net investment income  	 (0.00)		   (0.00)		(0.00)	            (0.00)
Distributions paid from
 capital gains 			 (0.27)		   (0.00)		(0.54)	            (0.00)
				 -----		   -----		-----		    -----
Total Distributions		 (0.27)		   (0.00)		(0.54)	            (0.00)
				 -----		   -----		-----		    -----
Net Asset Value, End of Period	 $5.80		   $5.01		$5.37	            $5.05
				 =====		   =====		=====		    =====
Total Return			 21.2%		   0.2%			17.1%	             1.0%
				 =====		   =====		=====		    =====
Ratios/Supplemental Data
------------------------
Net Assets, End of Period     $1,064,382	 $250,462	      $295,623		   $252,419
Ratio of Expenses to
 Average Net Assets (a)		 1.35%		  1.99%			1.35%	            1.99%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (a)                 (0.96%)		 (1.99%)		(0.18%)	           (1.99%)
Portfolio Turnover Rate          1.32%		     0%			  79%	               0%
Average Commission Rate Paid	$0.0496          $0.0499		$0.0606		    $0.0667


(a)   	Expense ratios and net investment income  are  shown
	after fee waivers and expense reimbursements by the investment adviser. For the periods ended December 31, 1997 and 1996, the expense ratios for Royce Micro-Cap Portfolio and Royce Premier Portfolio before waivers and expense reimbursements would have been 7.32% and 22.49%, and 8.87% and 22.02%, respectively.
(b)   	From inception of the Fund on December 27, 1996.
*  	Annualized.

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   INVESTMENT           From  time  to time, the Funds may communicate
   PERFORMANCE          figures  reflecting total return over  various
                        time  periods.  "Total return" is the rate  of
   Total return is      return  on  an amount invested in a Fund  from
   the                  the beginning to the end of the stated period.
   change in value      "Average  annual total return" is  the  annual
   over                 compounded percentage change in the  value  of
   a given time         an   amount  invested  in  a  Fund  from   the
   period,              beginning until the end of the stated  period.
   assuming             Total  returns, which assume the  reinvestment
   reinvestment         of  all  net  investment income dividends  and
   of  any  dividends   capital  gains  distributions, are  historical
   and                  measures  of  past  performance  and  are  not
   capital gains        intended to indicate future performance.
   distributions

                        Total returns quoted for the Funds include the effect of deducting each Fund's operating expenses, but do not include charges and expenses attributable to a particular Variable Contract or Retirement Plan. Because shares of the Funds may be purchased only through a Variable Contract or an eligible Retirement Plan, an individual owning a Variable Contract or participating in a Retirement Plan should carefully review the Variable Contract disclosure documents or Retirement Plan information for information on relevant charges and expenses. Excluding these charges and expenses from quotations of each Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing a Fund's performance to other investment vehicles.

                        Each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

                        Set forth in the table below is total return information for each of the Royce retail funds corresponding to the Funds offered in this Prospectus, calculated as described above. Such information has been obtained from Royce and updates the information set forth in the current prospectus of each fund. Investors should not consider this performance data as an indication of the future performance of the Funds offered in this Prospectus. The performance figures of the Royce retail fund presented below reflect the deduction of the historical fees and expenses paid by the Royce retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

                        The average annual total returns for Royce Micro-Cap and Royce Premier Portfolios for the periods ended December 31, 1997 were:

                                          	  One       Since     Inception
                                          	  Year    Inception      Date
						  ----    ---------   ---------
                        Royce Micro-Cap Portfolio  21.2%     21.2%     12/27/96
                        Royce Premier Portfolio    17.1%     18.0%     12/27/96

                        The  average  annual  total  returns  for  the
                        corresponding  Royce  retail  funds  for   the
                        periods ended December 31, 1997 were:

                                          	 One     Three   Five    Since   Inception
                                          	 Year    Year    Year  Inception    Date
						 ----    ----    ----  ---------  --------
                        Royce Micro-Cap Fund     24.7%   19.7%   17.1%   19.0%   12/31/91
                        Royce Premier Fund       18.4%   18.1%   15.2%   15.3%   12/31/91
                        Royce Total Return Fund  23.7%   25.3%    --     19.7%   12/15/93


                        The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.
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  INVESTMENT          Each  Fund  has different investment objectives
  OBJECTIVES          and/or   its   own  method  of  achieving   its
                      objectives and is designed to meet different investment needs. There can be no assurance that any of the Funds will achieve their objectives.

                      ROYCE MICRO-CAP PORTFOLIO seeks long-term capital appreciation, primarily through investments in common stocks and convertible securities of small and micro-cap companies.
                      Production of income is incidental to this objective.

                      ROYCE PREMIER PORTFOLIO'S investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Royce as having superior financial characteristics and/or unusually attractive business prospects.

                      ROYCE TOTAL RETURN PORTFOLIO'S investment objective is an equal focus on both long-term growth of capital and current income. It seeks to achieve this objective through investments in a diversified portfolio of dividend-paying common stocks of companies selected on a value basis.

                      These investment objectives are fundamental and may not be changed without the approval of a
                      majority  of  the  Fund's  outstanding   voting
                      shares.
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  INVESTMENT           Royce  will  use a "value" method  in  managing
  POLICIES             the  Funds' assets.  In its selection  process,
                       Royce   puts   primary  emphasis   on   various
                       internal returns indicative of profitability, balance sheet quality, cash flows and the relationships that these factors have to the current price of a given security.

  The Funds invest on a
  "value" basis
                       Royce's  value  method is based on  its  belief
  The Funds invest     that  the securities of certain small companies
  primarily in         may  sell  at  a discount from its estimate  of
  small  and  micro-   such  companies' "private worth".   Royce  will
  cap                  attempt   to  identify  and  invest  in   these
  companies            securities  for  each of the  Funds,  with  the
                       expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Funds.

                       ROYCE MICRO-CAP PORTFOLIO
                       At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-cap companies, with at least 65% of the the Fund's assets normally issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

                       ROYCE PREMIER PORTFOLIO
                       Normally, Royce Premier Portfolio will invest at least 80% of its assets in a limited number of common stocks, convertible preferred stocks and convertible bonds. At least 65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-
                       convertible preferred stocks and debt securities. In its selection process for the Fund, Royce will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

                       ROYCE TOTAL RETURN PORTFOLIO
                       In   accordance  with  its  dual  objective  of
                       capital  appreciation (realized and unrealized)
                       and   current   income,  Royce   Total   Return
                       Portfolio will normally invest at least 65%  of
                       its  assets  in  common stocks and  convertible
                       securities.   At least 90% of these  securities
                       will  be  income-producing, and  at  least  65%
                       will  be issued by companies with stock  market
                       capitalizations under $1 billion  at  the  time
                       of  investment.  The remainder  of  the  Fund's
                       assets  may  be  invested  in  securities  with
                       higher   stock  market  capitalizations,   non-
                       dividend-paying   common   stocks   and    non-
                       convertible  securities.   While  most  of  the
                       Fund's  securities  will  be  income-producing,
                       the  composite yield of the Fund will vary  and
                       may   be  either  higher  or  lower  than   the
                       composite  yield of the stocks in the  Standard
                       & Poor's 500 Index.
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  INVESTMENT           As  mutual funds investing primarily in common
  RISKS                stocks  and/or  securities  convertible   into
                       common  stocks,  the  Funds  are  subject   to
  The    Funds   are   market  risk,  that is, the  possibility  that
  subject              common  stock prices will decline  over  short
                       or  even  extended periods.   The  Funds  will
                       invest  substantial portions of  their  assets
                       in
  to  certain
  investment
  risks
                       securities   of  small-cap  companies.    Such
                       companies  may  not  be  well-known   to   the
                       investing  public,  may not  have  significant
                       institutional   ownership   and    may    have
                       cyclical,  static  or  only  moderate   growth
                       prospects.   In  addition, the  securities  of
                       such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. Accordingly,
                       Royce's investment method requires a long-term investment horizon, and the Funds should not be used by market timers.

                       Because the Funds invest primarily in small and/or micro-capitalization securities, they may not be able to purchase or sell more than a limited number of shares of a portfolio security at then quoted market prices, and may require a considerable period of time to acquire or dispose of a position in the security. This risk will increase to the extent other Royce-managed accounts or other investors are also seeking to purchase or sell a portfolio security held by one of the Funds. See "Net Asset Value Per Share".

                       In addition, Royce Micro-Cap and Total Return Portfolios may invest in micro-cap securities that are followed by relatively few securities analysts, with the result that there tends to be less publicly available information concerning the securities. The securities of these companies may have limited trading volumes and be subject to more abrupt or erratic market movements than the securities of larger, more established companies or the market averages in general, and Royce may be required to deal with only a few market-makers when purchasing and selling these securities. Companies in which Royce Micro-Cap and Total Return Portfolios are likely to invest also may have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. Thus, these Funds may involve considerably more risk than mutual funds investing in the more liquid equity securities of larger companies.

                       Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940
                       Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.


  INVESTMENT           Each   of   the  Funds  has  adopted   certain
  LIMITATIONS          fundamental  limitations, designed  to  reduce
                       its exposure to specific situations, which may
                       not  be  changed  without the  approval  of  a
                       majority of its outstanding voting shares,  as
                       that  term is defined in the 1940 Act.   These
  The   Funds   have   limitations are set forth in the Statement  of
  adopted              Additional  Information  and  provide,   among
  certain              other things, that no Fund will:

  fundamental
  limitations            (a)  as  to  75% of its assets,  invest
                              more than 5% of its assets in the securities of any one issuer, excluding obligations of the U. S. Government;
                         (b)  invest more than 25% of its assets
                       	      in any one industry; or
                         (c)  invest in companies for the purpose
                       	      of exercising control of management.

  Other Investment     In  addition  to  investing  primarily  in  the
  Practices:           equity  and  fixed income securities  described
                       above,  the  Funds  may  follow  a  number   of
                       additional investment practices.

  Short-term fixed The Funds may invest in short-term fixed income securities income securities for temporary defensive purposes, to invest uncommitted cash  balances
                       or  to  maintain liquidity to meet shareholder
                       redemptions.   These  securities  consist   of
                       United  States  Treasury bills, domestic  bank
                       certificates    of    deposit,    high-quality
                       commercial paper and repurchase agreements collateralized by U.S. Government securities.
                       In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased.
                       Should a Fund implement a temporary investment policy, its investment objectives may not be achieved.

  Securities lending   Each  of the Funds may lend up to 25% of  its
                       assets  to  qualified institutional investors
                       for   the  purpose  of  realizing  additional
                       income.   Loans of securities of a Fund  will
                       be   collateralized  by  cash  or  securities
                       issued  or  guaranteed by the  United  States
                       Government     or     its     agencies     or
                       instrumentalities.  The collateral will equal
                       at  least 100% of the current market value of
                       the   loaned   securities.   The   risks   of
                       securities lending include possible delays in
                       receiving   additional   collateral   or   in
                       recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

  Foreign              Each of the Funds may invest up to 10% of  its
  securities           assets  in  debt and/or equity  securities  of
                       foreign  issuers. Foreign investments  involve
                       certain  risks, such as political or  economic
                       instability of the issuer or of the country of
                       issue,  fluctuating  exchange  rates  and  the
                       possibility   of   imposition   of    exchange
                       controls.   These  securities  may   also   be
                       subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S.
                       companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Funds.

    Lower-rated         Each  of  the Funds may also invest  no  more
    debt securities     than  5%  of  its  net assets in  lower-rated
                        (high-risk)  non-convertible debt securities,
	                which are below investment
                        grade.  The Funds do not expect to invest  in
                        non-convertible  debt  securities  that   are
                        rated  lower  than  Caa by Moody's  Investors
                        Service,  Inc.  or CCC by Standard  &  Poor's
                        Corp. or, if unrated, determined to be of comparable quality.

    Warrants, rights    Each  Fund  may invest up to 5% of its  total
    and options         assets in warrants, rights and options.

   Portfolio            Although  the  Funds generally will  seek  to
   turnover             invest  for  the long term, they  retain  the
                        right  to sell securities regardless  of  how
                        long they have been held.  Portfolio turnover
                        rates  for the Funds may exceed 100%.   Rates
                        which  exceed 100% are higher than  those  of
                        most  other  funds.   A  100%  turnover  rate
                        occurs,  for  example, if  all  of  a  Fund's
                        portfolio  securities  are  replaced  in  one
                        year.  High portfolio activity increases  the
                        Fund's transaction costs, including brokerage
                        commissions.   Portfolio turnover  rates  for
                        Royce Micro-Cap and Royce Premier Portfolio for 1997 were 132% and 79%, respectively.

  State insurance      The  Funds  are sold to the Insurance Companies
  restrictions         in  connection  with  Variable  Contracts,  and
                       will   seek  to  be  available  under  Variable
                       Contracts  sold  in a number of  jurisdictions.
                       Certain  states have regulations or  guidelines
                       concerning  concentration  of  investments  and
                       other  investment techniques.   If  applied  to
                       the  Funds, the Funds may be limited  in  their
                       ability to engage in certain techniques and  to
                       manage  their  portfolios with the  flexibility
                       provided herein.  In order to permit a Fund  to
                       be  available under Variable Contracts sold  in
                       certain  states, the Trust may make commitments
                       for  the  Fund  that are more restrictive  than
                       the   investment   policies   and   limitations
                       described   above  and  in  the  Statement   of
                       Additional   Information.    If    the    Trust
                       determines that such a commitment is no  longer
                       in  the  Fund's best interests, the  commitment
                       may  be revoked by terminating the availability
                       of   the   Fund  to  Variable  Contract  owners
                       residing in such states.
------------------------------------------------------------------------------

  MANAGEMENT OF        The  Trust's business and affairs are managed
  THE TRUST            under   the   direction  of  its   Board   of
                       Trustees.     Royce   &   Associates,    Inc.
  Royce &              ("Royce"), the Fund's investment adviser,  is
  Associates, Inc.     responsible for the management of the  Funds'
  is responsible for   portfolios, subject to the authority  of  the
  the                  Board   of   Trustees.   Royce,   which   was
  management of the    organized  in  1967, is also  the  investment
  Funds' portfolios    adviser  to  The  Royce  Fund  and  to  other
                       investment    and   non-investment    company
                       accounts.    Charles   M.   Royce,    Royce's
                       President, Chief Investment Officer and  sole
                       voting  shareholder since 1972, is  primarily
                       responsible   for   managing    the    Funds'
                       portfolios.   He  is  assisted   by   Royce's
                       investment   staff,  including   W.   Whitney
                       George, Senior Portfolio Manager and Managing
                       Director, Boniface A. Zaino, Senior Portfolio
		       Manager and Managing Director, Charles R. Dreifus,
		       Senior Portfolio Manager and Principal, and by
		       Jack  E.  Fockler,   Jr., Managing Director.

                       As compensation for its services to the Funds, Royce is entitled to receive annual advisory fees of 1.25% of the average net assets of Royce Micro-Cap Portfolio and 1% of the average net assets of each of Royce
                       Premier and Total Return Portfolios. These fees are payable monthly from the assets of the Funds involved. Royce will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                       From time to time, Royce may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Royce will not increase the fees paid by the Funds or their shareholders.

------------------------------------------------------------------------------
  GENERAL              Royce  Capital  Fund  (the  "Trust")  is   a
  INFORMATION          Delaware business trust registered with  the
                       Securities  and  Exchange  Commission  as  a
                       diversified, open-end management  investment
                       company.  The Trustees have the authority to
                       issue  an  unlimited  number  of  shares  of
                       beneficial   interest,  without  shareholder
                       approval,  and these shares may  be  divided
                       into   an   unlimited  number   of   series.
                       Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                       Pursuant to current interpretations  of  the
                       1940   Act,  the  Insurance  Companies  will
                       solicit  voting instructions  from  Variable
	               Contract owners with respect to any  matters
                       that are presented to a vote of shareholders
                       and   will  vote  all  shares  held  by  the
                       separate  accounts  in  proportion  to   the
                       voting  instructions received.  The exercise
                       of   voting   rights  on  shares   held   by
                       Retirement  Plans will be  governed  by  the
                       terms  of such plans.  Some Retirement Plans
                       may     pass-through    voting    to    plan
	               participants,  while shares  held  by  other
                       Retirement  Plans  may  be  voted   by   the
                       trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                       Each  Fund sells its shares only to  certain
                       qualified  retirement plans and to  variable
                       annuity and variable life insurance separate
                       accounts  of  insurance companies  that  are
  	               unaffiliated  with Royce  and  that  may  be
                       unaffiliated  with one another.   The  Funds
                       currently  do  not foresee any disadvantages
                       to policyowners arising out of the fact that
                       each   Fund  offers  its  shares   to   such
  	               entities.  Nevertheless, the Trustees intend
  	               to monitor events in order to
                       identify    any   irreconcilable    material
                       conflicts  that  may  arise  due  to  future
                       differences  in  tax  treatment   or   other
                       considerations and to determine what action,
                       if  any, should be taken in response to such
                       conflicts.    If  a  conflict  occurs,   the
                       Trustees  may require one or more  insurance
                       company   separate  accounts  or  plans   to
                       withdraw its investments in one or  more  of
                       the  Funds  and  to  substitute  shares   of
                       another  Fund.  As a result, a Fund  may  be
                       forced to sell securities at disadvantageous
                       prices.   In  addition,  the  Trustees   may
                       refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                       The  custodian for the portfolio securities,
                       cash  and other assets of the Funds is State
                       Street   Bank  and  Trust  Company.    State
                       Street, through its agent National Financial
                       Data Services ("NFDS"), also serves as the Funds' transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.

Year 2000              Many  computer software systems in use today
                       cannot    properly   process    date-related
                       information from and after January 1,  2000.
                       Should  any of the computer systems employed
                       by  the  Funds or any of their major service
                       providers  fail  to  process  this  type  of
                       information  properly,  that  could  have  a
                       negative impact on the Funds' operations and
                       the   services   provided  to   the   Funds'
                       shareholders.  The Royce Funds and Royce
                       are  reviewing  all  of their  own  computer
                       systems  with  the  goal  of  modifying   or
                       replacing   such  systems  to   the   extent
                       necessary to prepare for the Year 2000.   In
                       addition, Royce has been advised by the Funds' major service providers that they are also in the process of reviewing their systems with the same goal. As of the date of this Prospectus, the Funds and Royce have no reason to believe that these goals will not be achieved.

------------------------------------------------------------------------------
  DIVIDENDS,           Each of the Funds will pay dividends from its
  DISTRIBUTIONS        net investment income (if any) and distribute
  AND TAXES            its  net  realized capital gains annually  in
                       December.   Dividends and distributions  will
                       be automatically reinvested in additional shares of the Funds.

                       Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                       Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59-1/2.

                       The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                       The  above  discussion is only a  summary  of
                       some  of  the  important  tax  considerations
                       generally  affecting  the  Funds  and   their
                       shareholders; see the Statement of Additional
                       Information for additional discussion.
------------------------------------------------------------------------------
  NET ASSET VALUE      Fund  shares are purchased and redeemed at  the
  PER SHARE            net asset value per share next determined after
                       an  order  is  received by the Funds'  transfer
  Net   asset  value   agent  or an authorized service agent  or  sub-
  per                  agent.  Net asset value per share is determined
  share (NAV) is       by  dividing  the  total value  of  the  Fund's
  determined    each   investments   and   other  assets,   less   any
  day                  liabilities,  by  the  number  of   outstanding
  the New York Stock   shares of the Fund.  Net asset value per  share
  Exchange is open     is  calculated at the close of regular  trading
                       on the New York Stock Exchange on each day the Exchange is open for business.

                       In  determining  net  asset  value,  securities
                       listed  on  an exchange or the Nasdaq  National
                       Market  System will be valued on the  basis  of
                       the  last reported sale price prior to the time
                       the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average
                       of   their  bid  and  ask  prices  for   Nasdaq
                       securities.  Quotations will be taken from  the
                       market  where the security is primarily traded.
                       Other  over-the  counter securities  for  which
                       market quotations are readily available will be
                       valued  at  their  bid price.   Securities  for
                       which   market  quotations  are   not   readily
                       available  will be valued at their  fair  value
                       under procedures established and supervised  by
                       the  Board of Trustees.  Bonds and other  fixed
                       income securities may be valued by reference to
                       other   securities  with  comparable   ratings,
                       interest    rates    and   maturities,    using
                       established independent pricing services.
------------------------------------------------------------------------------

  SHAREHOLDER          The  Trust will provide Insurance Companies and
  GUIDE                Retirement   Plans   with  information   Monday
                       through Friday, except holidays, from 9:00 a.m.
                       to 5:00 p.m. (Eastern time). For information, prices, literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

  Purchasing and       Shares  of  the Funds are sold on a  continuous
  Redeeming Shares     basis   to   separate  accounts  of   Insurance
  of the Funds         Companies   or  to  Retirement  Plans.    Stock
	               certificates will not be issued; share activity
                       will  be  recorded  in book  entry  form  only.
                       Investors may
		       not purchase or redeem shares  of
                       the   Funds  directly,  but  only  through  the
                       separate  accounts  of Insurance  Companies  or
                       through qualified Retirement Plans.  You should
                       refer   to  the  applicable  Separate   Account
                       Prospectus   or   your   Plan   documents   for
                       information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Funds, or select specific Funds as investment options in a Retirement Plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the Variable Contracts or Retirement Plans are described in the relevant Separate Account
                       Prospectuses or plan documents.

                       If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange
                       Commission exists or as permitted by the Securities and Exchange Commission.

  Shareholder          Owners  of  Variable Contracts  and  Retirement
  Communications       Plans  and  their administrators  will  receive
                       annual  and semi-annual reports, including  the
                       financial  statements of the  Funds  that  they
                       have  authorized for investment.   Each  report
                       will  also show the investments owned  by  each
                       Fund and the market values thereof, as well  as
                       other  information about the  Funds  and  their
                       operations.   The  Trust's  fiscal  year   ends
                       December 31.

    ROYCE CAPITAL FUND
    ------------------
    1414 Avenue of the Americas
    New York, NY 10019
    1-800-221-4268

                                             ROYCE CAPITAL FUND
    INVESTMENT ADVISER                       ------------------
    Royce & Associates, Inc.
    1414 Avenue of the Americas
    New York, NY 10019


    TRANSFER AGENT                          ROYCE MICRO-CAP PORTFOLIO
    State Street Bank and Trust Company
    c/o NFDS                                 ROYCE PREMIER PORTFOLIO
    P.O. Box 419012
    Kansas City, MO 64141-6012                 ROYCE TOTAL RETURN
    1-800-841-1180                                  PORTFOLIO


    CUSTODIAN
    State Street Bank and Trust Company
    P.O. Box 1713
    Boston, MA 02105


    OFFICERS
    Charles M. Royce, President and Treasurer
    John D. Diederich, Vice President
    Jack E.  Fockler, Jr., Vice
    President                                      PROSPECTUS
    W. Whitney George, Vice President            APRIL 15, 1998
    Daniel A. O'Byrne, Vice President
       and Asst. Secretary
    John E. Denneen, Secretary

ROYCE CAPITAL FUND
------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO
------------------------------------------------------------------------------

PROSPECTUS --       April 15, 1998

------------------------------------------------------------------------------
                      Royce  Micro-Cap  Portfolio  (the  "Fund")   is   a
                      series   of   Royce  Capital  Fund  (the  "Trust").
                      Shares of the Fund are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified
                      variable   annuity  contracts  and  variable   life
                      insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

                      The  Trust  is currently offering shares  of  three
                      series.   This  Prospectus relates to Royce  Micro-
                      Cap Portfolio only.
------------------------------------------------------------------------------

   ABOUT THIS          This   Prospectus   sets   forth   concisely   the
   PROSPECTUS          information  that you should know about  the  Fund
                       before  you  invest.  It should  be  retained  for
                       future  reference.   A  "Statement  of  Additional
                       Information" containing further information  about
                       the  Fund  and the Trust has been filed  with  the
                       Securities    and   Exchange   Commission.     The
                       Statement  of  Additional  Information  is   dated
                       April 15, 1998 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust, by calling Investor Information at 1 (800) 221-
                       4268  or  by  writing  or calling  your  Insurance
                       Company.

------------------------------------------------------------------------------

   TABLE OF CONTENTS
                              Page                                      Page
   Fund Expenses                 2    Investment Limitations               6
   Financial Highlights          3    Management of the Trust              8
   Investment Performance        4    General Information                  8
   Investment Objective          5    Dividends, Distributions and Taxes  10
   Investment Policies           5    Net Asset Value Per Share           10
   Investment Risks              5    Shareholder Guide                   11

------------------------------------------------------------------------------

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
   THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS.  ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

  FUND EXPENSES        Transaction expenses are charges paid when shares
                       of the Fund are purchased or sold.

                       Shareholder Transaction Expenses
		       --------------------------------
                       Sales Load Imposed on Purchases or
                            Reinvested Dividends                   None
                       Deferred Sales Load on Redemptions          None

                       The Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Fund. Expenses are factored into the Fund's net asset value daily.

                       Annual Fund Operating Expenses
		       ------------------------------
                       Management Fees
                           (after waivers)               	  .00%
                       12b-1 Fees                        	  None
                       Other Expenses
                             (after reimbursement)       	  1.35%
                       Total Operating Expenses
                             (after waivers and reimbursement)    1.35%

                       The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund. Management fees would have been 1.25% and total operating expenses would have been 7.32% for 1997 without the waivers of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1998 to the extent necessary to maintain total operating expenses of the Fund at or below 1.35%.

                       The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

                              1 Year  3 Years 5 Years  10 Years
			      ------  ------- -------  --------
                               $14      $43     $74      $162

                       THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

------------------------------------------------------------------------------

FINANCIAL
HIGHLIGHTS                            The      following      financial
                                      highlights are part of the Fund's
                                      financial  statements  and   have
                                      been audited by Coopers & Lybrand
                                      L.L.P.,  independent accountants.
                                      The  Fund's  financial statements
                                      and  Coopers  & Lybrand  L.L.P.'s
                                      reports  on them are included  in
                                      the   Fund's  Annual  Report   to
                                      Shareholders and are incorporated
                                      by  reference into the  Statement
                                      of   Additional  Information  and
                                      this     Prospectus.      Further
                                      information  about   the   Fund's
                                      performance     is      contained
                                      elsewhere in this Prospectus  and
                                      in  the  Fund's Annual Report  to
                                      Shareholders for 1997, which  may
                                      be  obtained  without  charge  by
                                      calling Investor Information.


                                	   Year Ended          Period Ended
                            		December 31, 1997   December 31, 1996
				        -----------------   -----------------
Net Asset Value, Beginning of Period 	  $5.01   	          $5.00

Income from Investment Operations
---------------------------------
Net investment income (loss)		  (0.02)   		   0.00
 Net realized and unrealized gain (loss)
  on investments                           1.08			   0.01
					   ----			   ----
   Total from Investment Operations	   1.06     		   0.01
					   ----			   ----
Less Distributions
------------------
 Dividends paid from net investment
   income                                 (0.00)                  (0.00)
 Distributions paid from capital gains	  (0.27)                  (0.00)
					   ----			   ----
   Total Distributions             	  (0.27)                  (0.00)
					   ----			   ----

Net Asset Value, End of Period		  $5.80                   $5.01
		  			  =====                   =====
Total Return                       	  21.2%                    0.2%

Ratios/Supplemental Data
Net Assets, End of Year         	$1,064,382             $250,462
Ratio of Expenses to
   Average Net Assets(a)          	  1.35%                  1.99%*
Ratio of Net Investment Income (Loss)
      to Average Net Assets(a)           (0.96%)  	        (1.99%)*
Portfolio Turnover Rate            	   132%                     0%
Average Commission Rate Paid		$0.0496                 $0.0499

(a) Expense ratios and net investment income are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended December 31, 1997 and 1996, the expense ratios before waivers and expense reimbursements would have been 7.32% and 22.49%, respectively.
(b)  From inception of the Fund on December 27, 1996.
*    Annualized.

------------------------------------------------------------------------------

INVESTMENT           From   time  to  time,  the  Fund  may  communicate
PERFORMANCE          figures  reflecting total return over various  time
                     periods.   "Total return" is the rate of return  on
Total return is      an  amount  invested in the Fund from the beginning
the                  to  the  end of the stated period.  "Average annual
change in value      total  return" is the annual compounded  percentage
over                 change  in the value of an amount invested  in  the
a given time         Fund  from  the  beginning until  the  end  of  the
period,              stated  period.   Total returns, which  assume  the
assuming             reinvestment   of   all   net   investment   income
reinvestment         dividends  and  capital  gains  distributions,  are
of  any  dividends   historical  measures  of past performance  and  are
and                  not intended to indicate future performance.
capital gains
distributions        Total  returns  quoted  for the  Fund  include  the
                     effect  of deducting the Fund's operating expenses,
                     but   will   not   include  charges  and   expenses
                     attributable to a particular Variable  Contract  or
                     Retirement  Plan.  Because shares of the  Fund  may
                     be  purchased only through a Variable  Contract  or
                     an  eligible Retirement Plan, an individual  owning
                     a   Variable   Contract  or  participating   in   a
                     Retirement   Plan  should  carefully   review   the
                     Variable    Contract   disclosure   documents    or
                     Retirement  Plan  information  for  information  on
                     relevant  charges  and expenses.   Excluding  these
                     charges and expenses from quotations of the  Fund's
                     performance  has  the  effect  of  increasing   the
                     performance  quoted.   These charges  and  expenses
                     should be considered when comparing the Fund's performance to other investment vehicles.

                     The Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail fund has the same investment adviser as the corresponding Fund offered in this Prospectus.

                     Set forth below is total return information for the Fund and for the Royce retail fund corresponding to the Fund, calculated as described above. Such information has been obtained from Royce and updates the information set forth in the current prospectus of the fund. Investors should not consider this performance data as an indication of the future performance of the Fund offered in this Prospectus. The performance figures presented below for the Royce retail fund reflect the deduction of the historical fees and expenses paid by that fund, and not those paid by this Fund. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that the Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

                     The average annual total returns for the Fund for the periods ended December 31, 1997 were:

                                          	  One      Since     Inception
                                       		 Year    Inception     Date
						 ----    ---------   ---------
                     Royce Micro-Cap Portfolio   21.2%     21.2%     12/27/96

                     The   average   annual  total   returns   for   the
                     corresponding Royce retail fund for the periods ended December 31, 1997 were:

                                       	   One   Three  Five  Since   Inception
                                       	   Year  Year   Year Inception   Date
					   ----  ----   ---- --------- --------
                     Royce Micro-Cap Fund  24.7% 19.7%  17.1%  19.0%   12/31/91

                     The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.

------------------------------------------------------------------------------

  INVESTMENT           ROYCE  MICRO-CAP PORTFOLIO seeks long-term capital
  OBJECTIVE            appreciation,  primarily  through  investments  in
                       common  stocks  and   convertible  securities   of
                       small  and  micro-cap  companies.   Production  of
                       income  is  incidental to this objective.    There
                       can be no assurance that the Fund will achieve its objective.

                       This investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.

------------------------------------------------------------------------------

  INVESTMENT           Royce  will  use a "value" method in managing  the
  POLICIES             Fund's  assets.   In its selection process,  Royce
                       puts  primary emphasis on various internal returns
                       indicative   of   profitability,   balance   sheet
                       quality,  cash  flows and the  relationships  that
  The  Fund  invests   these  factors  have  to the current  price  of  a
  on a                 given security.
  "value" basis
                       Royce's  value method is based on its belief  that
                       the  securities  of  certain small  companies  may
                       sell  at  a  discount from its  estimate  of  such
                       companies'  "private worth".  Royce  will  attempt
  The Fund invests to identify and invest in these securities for primarily in micro- the Fund, with the expectation that this "value
  cap                  discount"  will narrow over time and thus  provide
  companies            capital appreciation for the Fund.

                       At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-cap companies, with at least 65% of the Fund's assets normally issued by companies with stock market capitalizations under
                       $300  million  at  the time  of  investment.   The
                       remainder of the Fund's assets may be invested  in
                       the  securities  of  companies with  higher  stock
                       market    capitalizations   and    non-convertible
                       preferred stocks and debt securities.
------------------------------------------------------------------------------

  INVESTMENT           As  a  mutual fund investing primarily  in  common
  RISKS                stocks  and/or securities convertible into  common
                       stocks,  the Fund is subject to market  risk--that
                       is,  the possibility that common stock prices will
                       decline  over  short  or  even  extended  periods.
                       Because  the  Fund  focuses  on  the  less  liquid
	               securities   of   small  and  micro-capitalization
	               companies, it may involve considerably more risk than a

  The Fund is          mutual  fund  investing in the more liquid  common
  subject to           stocks   and  convertible  securities  of   larger
  certain              capitalization  companies.  The  Fund's  companies
  investment           may  have static, cyclical or only moderate growth
  risks                prospects  and/or limited product  lines,  markets
                       and  financial  resources.   They  may  also  lack
                       management   depth  and  be  more  vulnerable   to
                       adverse   business  developments.   In   addition,
                       these  companies  may not be  well  known  to  the
                       investment  community  and  may  be  followed   by
                       relatively few securities analysts, so that  there
                       will   tend   to   be   less  publicly   available
                       information  about them, and their securities  may
                       not   be   widely  held  or  attract   significant
                       institutional ownership.  Finally, the  securities
                       of  the  Fund's companies may have limited trading
                       volumes,  wide spreads between their bid  and  ask
                       prices, prices that are subject to more abrupt  or
                       erratic  market movements than the  securities  of
                       larger  capitalization  companies  or  the  market
                       averages   in   general  and,  in  the   case   of
                       securities traded in the over-the-counter  market,
                       only  a  few market makers.  Accordingly,  Royce's
                       investment method requires it to have a  long-term
                       investment outlook for the securities in which  it
                       invests.   The Fund should not be used  by  market
                       timers.

                       Because the Fund invests primarily in micro-capitalization securities, it may not be able to purchase or sell more than a limited number of shares of a portfolio security at then quoted market  prices,  and  may require  a  considerable
                       period  of  time  to  acquire  or  dispose  of   a
                       position   in  the  security.   This   risk   will
                       increase   to   the  extent  other   Royce-managed
                       accounts or other investors are also seeking to purchase or sell a portfolio security held by the Fund. See "Net Asset Value Per Share".
------------------------------------------------------------------------------

INVESTMENT           The    Fund   has   adopted   certain   fundamental
LIMITATIONS          limitations,  designed to reduce  its  exposure  to
                     specific  situations,  which  may  not  be  changed
                     without   the  approval  of  a  majority   of   its
                     outstanding voting shares, as that term is  defined
The Fund has         in  the 1940 Act.  These limitations are set  forth
adopted certain      in  the  Statement  of Additional  Information  and
fundamental          provide,  among other things, that  the  Fund  will
limitations          not:

                       (a) as to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;
                       (b) invest more than 25% of its assets in any one
                     industry; or
                       (c) invest in companies for the purpose of exercising control of management.

Other Investment     In  addition to investing primarily in  the  equity
Practices:           and  fixed  income securities described above,  the
                     Fund may follow a number of additional investment practices.

Short-term fixed     The  Fund  may  invest in short-term  fixed  income
income securities    securities  for  temporary defensive  purposes,  to
                     invest  uncommitted cash balances  or  to  maintain
                     liquidity  to meet shareholder redemptions.   These
                     securities   consist  of  United  States   Treasury
                     bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S.

                     Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending   The  Fund  may  lend up to 25%  of  its  assets  to
                     qualified  institutional investors for the  purpose
                     of   realizing   additional   income.    Loans   of
                     securities  of  the Fund will be collateralized  by
                     cash  or  securities issued or  guaranteed  by  the
                     United   States  Government  or  its  agencies   or
                     instrumentalities.  The collateral  will  equal  at
                     least  100%  of  the current market  value  of  the
                     loaned   securities.   The  risks   of   securities
                     lending   include  possible  delays  in   receiving
                     additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Foreign securities   The  Fund  may  invest up to 10% of its  assets  in
                     debt  and/or equity securities of foreign  issuers.
                     Foreign investments involve certain risks, such  as
                     political or economic instability of the issuer  or
                     of  the  country  of  issue,  fluctuating  exchange
                     rates   and   the  possibility  of  imposition   of
                     exchange  controls.  These securities may  also  be
                     subject  to greater fluctuations in price than  the
                     securities of U.S. corporations, and there  may  be
                     less  publicly  available information  about  their
                     operations.  Foreign companies may not  be  subject
                     to    accounting    standards    or    governmental
                     supervision  comparable  to  U.S.  companies,   and
                     foreign   markets  may  be  less  liquid  or   more
                     volatile than U.S. markets and may offer less protection to investors such as the Fund.

Lower-rated          The  Fund  may also invest no more than 5%  of  its
debt securities      net   assets   in   lower-rated  (high-risk)   non-
                     convertible  debt  securities,  which   are   below
                     investment  grade.   The Fund does  not  expect  to
                     invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Warrants, rights      The  Fund may invest up to 5% of its total  assets
and options           in warrants, rights and options.

Portfolio turnover    The  Fund's portfolio turnover rate for  1997  was
                      132%.   Rates  which exceed 100% are  higher  than
                      those  of most other funds.  A 100% turnover  rate
                      occurs,   for  example,  if  all  of  the   Fund's
                      portfolio  securities are replaced  in  one  year.
                      High   portfolio  activity  increases  the  Fund's
                      transaction     costs,     including     brokerage
                      commissions.


State insurance       The  Fund  is  sold to the Insurance Companies  in
restrictions          connection with Variable Contracts, and will  seek
                      to  be available under Variable Contracts sold  in
                      a  number  of jurisdictions.  Certain states  have
                      regulations      or     guidelines      concerning
                      concentration of investments and other  investment
                      techniques.  If
                      applied  to  the Fund, the Fund may be limited  in
                      its  ability  to engage in certain techniques  and
                      to  manage  its  portfolio  with  the  flexibility
                      provided herein.  In order to permit the  Fund  to
                      be  available  under Variable  Contracts  sold  in
                      certain  states,  the Trust may  make  commitments
                      for  the  Fund that are more restrictive than  the
                      investment  policies  and  limitations   described
                      above   and   in   the  Statement  of   Additional
                      Information.  If the Trust determines that such  a
                      commitment  is  no  longer  in  the  Fund's   best
                      interests,  the  commitment  may  be  revoked   by
                      terminating  the  availability  of  the  Fund   to
                      Variable Contract owners residing in such states.
------------------------------------------------------------------------------

MANAGEMENT OF         The  Trust's  business  and  affairs  are  managed
THE TRUST             under  the  direction of its  Board  of  Trustees.
                      Royce  &  Associates,  Inc.   ("Royce"),  formerly
Royce & Associates,   named  Quest Advisory Corp., the Fund's investment
Inc.                  adviser, is responsible for the management of  the
is  responsible for   Fund's portfolio, subject to the authority of  the
the                   Board of Trustees.  Royce, which was organized  in
management of the     1967,  is also the investment adviser to The Royce
Fund's portfolio      Fund  and  to  other investment and non-investment
                      company   accounts.  Charles  M.  Royce,   Royce's
                      President,  Chief  Investment  Officer  and   sole
                      voting   shareholder  since  1972,  is   primarily
                      responsible  for  managing the  Fund's  portfolio.
                      He   is  assisted  by  Royce's  investment  staff,
                      including W. Whitney George, Senior Portfolio Manager and Managing Director, Boniface A. Zaino, Senior
                      Portfolio Manager and Managing Director,
                      Charles R. Dreifus, Senior Portfolio Manager and
                      Principal, and by Jack E. Fockler,  Jr., Managing
                      Director.


                      As compensation for its services to the Fund, Royce is entitled to receive annual advisory fees of 1.25% of the average net assets of the Fund. These fees are payable monthly from the assets of the Fund.

                      Royce will select the brokers who will execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                      From time to time, Royce may pay amounts to Insurance Companies or other organizations that provide administrative services for the Fund or that provide services relating to the Fund to owners of Variable Contracts and/or participants in  Retirement Plans.  These services may include,
                      among   other  things:  sub-accounting   services;
                      answering    inquiries   regarding    the    Fund;
                      transmitting,  on  behalf  of  the   Fund,   proxy
                      statements,    shareholder    reports,     updated
                      prospectuses  and  other communications  regarding
                      the  Fund; and such other related services as  the
                      Trust,   owners   of  Variable  Contracts   and/or
                      participants  in  Retirement  Plans  may  request.
                      The   amounts  of  any  such  payments   will   be
                      determined  by  the  nature  and  extent  of   the
                      services  provided  by  the Insurance  Company  or
                      other  organization.  Payment of such  amounts  by
                      Royce will not increase the fees paid by the  Fund
                      or its shareholders.
------------------------------------------------------------------------------

GENERAL               Royce  Capital  Fund (the "Trust") is  a  Delaware
INFORMATION           business trust registered with the Securities  and
                      Exchange Commission as a diversified, open-end
                      management investment company.  The Trustees  have
                      the  authority  to  issue an unlimited  number  of
                      shares    of    beneficial    interest,    without
                      shareholder  approval, and  these  shares  may  be
                      divided   into  an  unlimited  number  of  series.
                      Shareholders are entitled to one vote  per  share.
                      Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                      Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named fiduciary or an investment manager. Retirement Plan participants should consult their plan documents for information.

                      The   Fund  sells  its  shares  only  to   certain
                      qualified   retirement  plans  and   to   variable
                      annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Royce and that may be unaffiliated with one another. The Fund currently does not foresee any disadvantages to policyowners arising out of the fact that the Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Fund and to substitute shares of another fund. As a result, the Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                      The custodian for the portfolio securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Fund.

Year 2000             Many   computer  software  systems  in  use  today
                      cannot  properly process date-related  information
                      from  and  after January 1, 2000.  Should  any  of
                      the  computer systems employed by the Funds or any
                      of  their major service providers fail to  process
                      this  type  of  information properly,  that  could
                      have  a  negative impact on the Funds'  operations
                      and   the   services  provided   to   the   Funds'
                      shareholders.   The  Royce  Funds  and  Royce  are
                      reviewing all of their
                      own  computer  systems with the goal of  modifying
                      or  replacing such systems to the extent necessary
                      to  prepare for the Year 2000.  In addition, Royce
                      has  been  advised  by  the Funds'  major  service
                      providers  that  they are also in the  process  of
                      reviewing  their systems with the same  goal.   As
                      of the date of this Prospectus, the Funds and Royce have no reason to believe that these goals will not be achieved.

------------------------------------------------------------------------------

DIVIDENDS,            The   Fund  will  pay  dividends  from   its   net
DISTRIBUTIONS         investment income (if any) and distribute its  net
AND TAXES             realized   capital  gains  annually  in  December.
                      Dividends and distributions will be automatically reinvested in additional shares of the Fund.

                      The Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, the Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                      Shares of the Fund may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from the Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Fund to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Fund will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59-1/2.

                      The tax status of your investment in the Fund depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                      The above discussion is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for additional discussion.

------------------------------------------------------------------------------

NET ASSET VALUE       Fund shares are purchased and redeemed at the  net
PER SHARE             asset  value  per share next determined  after  an
                      order is received by the Fund's transfer agent  or
Net asset value per   an  authorized  service agent or  sub-agent.   Net
share (NAV) is        asset  value  per share is determined by  dividing
determined each day the total value of the Fund's investments and the New York Stock other assets, less any liabilities, by the number Exchange is open of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock

                      Exchange on each day the Exchange is open for business.

                      In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


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SHAREHOLDER GUIDE     The  Trust  will provide Insurance  Companies  and
                      Retirement Plans with information Monday through Friday, except holidays, from 9:00 a.m. to 5:00
                      p.m.  (Eastern  time).   For information,  prices,
                      literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

Purchasing and        Shares  of  the Fund will be sold on a  continuous
Redeeming Shares      basis  to separate accounts of Insurance Companies
                      or  to Retirement Plans.  Stock certificates  will
                      not be issued; share activity will be recorded  in
                      book  entry form only.  Investors may not purchase
                      or  redeem shares of the Fund directly,  but  only
                      through   the   separate  accounts  of   Insurance
                      Companies  or through qualified Retirement  Plans.
                      You   should  refer  to  the  applicable  Separate
                      Account  Prospectus  or your  Plan  documents  for
                      information  on  how to purchase  or  surrender  a
                      contract,  make  partial withdrawals  of  contract
                      values,  allocate contract values to one  or  more
                      funds,    change   existing   allocations    among
                      investment  alternatives, including the  Fund,  or
                      select specific funds as investment options  in  a
                      Retirement Plan.  No sales charge is imposed  upon
                      the  purchase or redemption of shares of the Fund.
                      Sales  charges  for  the  Variable  Contracts   or
                      Retirement  Plans are described  in  the  relevant
                      Separate Account Prospectuses or plan documents.

                      If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind.

                      Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by the Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.

Shareholder           Owners  of Variable Contracts and Retirement  Plans
Communications        and  their  administrators will receive annual  and
                      semi-annual   reports,  including   the   financial
                      statements of the Fund that they have authorized for investment. Each report will also show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends December 31.

                                        	ROYCE CAPITAL FUND
ROYCE CAPITAL FUND                      	------------------
------------------
1414 Avenue of the Americas
New York, NY 10019                    		   0
1-800-221-4268


INVESTMENT ADVISER                                    ROYCE
Royce & Associates, Inc.                             MICRO-CAP
1414 Avenue of the Americas                          PORTFOLIO
New York, NY 10019


TRANSFER AGENT
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180


CUSTODIAN
State Street Bank and Trust Company                 PROSPECTUS
P.O. Box 1713                                     APRIL 15, 1998
Boston, MA 02105


OFFICERS
Charles  M.  Royce,  President  and
Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President
   and Asst. Secretary
John E. Denneen, Secretary